INCOME TAX - Benefit (provision) for income taxes (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025
Current Tax:
State					$ 3,170		$ 1,556
Total current					3,170		1,556
Deferred Tax:
Federal					(546,276)		(209,219)
State					(26,630)		(51,718)
Total deferred					(572,906)		(260,937)
Income tax benefit	$ (153,035)	$ 21,752	$ (563,736)	$ 318,313	$ (569,736)	$ 581,118	$ (259,381)